Commitments	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Commitments

31.   COMMITMENTS

31.1. Contracts related to supply of inputs

The subsidiary Indústria e Comércio de Cosméticos:

➢     Agreements that started in 2018 and effective up to 2020, with the value of Megawatts/h between R$ 265 and R$ 363.

➢     Agreements that started in 2019 and effective up to 2022, with the value of Megawatts/h between R$ 155 and R$ 305.

➢     Agreements that started in 2020 and effective up to 2022, with the value of Megawatts/h between R$ 204 and R$ 238

The amounts are carried based on electric power consumption estimates in accordance with the contract period, whose prices are based on volumes, also estimated, resulting from the subsidiary’s continuous operations.

Total minimum supply payments, measured at nominal value, according to the contract, are:

	June 30, 2020	December 31, 2019
Less than one year	10,206	17,918
Between one and five years	2,552,017	13,160
Total	2,562,223	31,078